Provisions	12 Months Ended
Mar. 31, 2023
Provisions [abstract]
Provisions	Provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 32)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2021	¥73,395	¥32,297	¥377,772	¥26,562	¥510,026
Increases	28,235	12,193	835,096	24,826	900,351
Decreases (utilized)	(59,386)	(16,280)	(833,159)	(15,651)	(924,476)
Decreases (reversed)	(252)	(15,948)	(10,574)	(3,739)	(30,513)
Foreign currency translation differences	877	1,091	35,846	2,498	40,312
As of March 31, 2022	¥42,869	¥13,353	¥404,982	¥34,497	¥495,701
Increases	25,096	7,807	1,005,330	17,095	1,055,328
Decreases (utilized)	(3,981)	(12,098)	(953,287)	(16,538)	(985,905)
Decreases (reversed)	(95)	(1,066)	(25,624)	(11,200)	(37,985)
Foreign currency translation differences	402	956	33,813	2,019	37,190
As of March 31, 2023	¥64,290	¥8,951	¥465,214	¥25,874	¥564,329
The current portion of the provision is 471,278 million JPY, 443,502 million JPY, and 508,360 million JPY as of April 1, 2021, March 31, 2022 and 2023, respectively. The non-current portion of the provision is 38,748 million JPY, 52,199 million JPY and 55,969 million JPY, as of April 1, 2021, March 31, 2022 and 2023, respectively.
Restructuring
Takeda has various restructuring efforts in place during the years ended March 31, 2021, 2022 and 2023, in connection with the following:
•Transform its R&D function – Takeda has led various restructuring efforts during the year ended March 31, 2021, in connection with efforts to transform its R&D function and to improve the efficiency of its operations. These initiatives included consolidation of sites and functions and reduction in workforce.
•Integration of Shire - In the years ended March 31, 2021, 2022 and 2023, Takeda directed various restructuring efforts following the Shire acquisition. The integration of Shire includes initiatives to consolidate systems, sites, and functions, and to optimize the workforce.
•Various other efforts to improve the efficiency of its operations and related facilities.

A restructuring provision is recorded when Takeda has developed a detailed formal plan for the restructuring. Takeda records the provision and associated expenses based on estimated costs associated with the plan. The ultimate cost and the timing of any payments under the plan will be impacted by the actual timing of the actions and the actions of employees impacted by the restructuring activities.
Restructuring expenses recorded for the fiscal years ended March 31, 2021, 2022 and 2023 are as follows:

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Cash:
Severance	¥28,031	¥15,230	¥10,605
Consulting fees	5,704	2,963	12,709
Other	70,742	65,163	33,601
Total	¥104,477	¥83,357	¥56,915
Non-Cash:
Depreciation and impairment	¥11,398	¥479	¥2,320
Total	¥115,875	¥83,836	¥59,234
Other restructuring expenses for the fiscal years ended March 31, 2021, 2022 and 2023 include personnel expenses of 8,091 million JPY, 9,420 million JPY, and 9,683 million JPY, respectively, and mainly related to retention bonus and salary of employees fully dedicated to restructuring programs. Other restructuring expenses for the fiscal year ended March 31, 2021, 2022 and 2023 also include expenses related to system optimization by the integration of Shire in digital transformation initiatives.
Rebates and Returns
Takeda has recognized a provision related mainly to sales rebates and returns for products and merchandises. The balances stated in the summary table above include provisions of 266,113 million JPY and 293,385 million JPY as of March 31, 2022 and 2023, respectively, for contractual and statutory rebates payable under Commercial healthcare provider contracts and U.S. State and Federal government health programs, such as U.S. Medicaid and U.S. commercial managed care programs. These are expected to be paid out generally within one year. Return reserves are recorded primarily for credits expected to be issued to customers for certain expired product that will be returned. Sales rebates and sales returns reserves are reviewed and updated monthly or when there is a significant change in its amount.
Other
Other provisions are primarily related to asset retirement obligations, contract termination fees and onerous contracts.